UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 83.2%
COMMUNICATION SERVICES - 20.4%
Diversified Telecommunication Services - 3.0%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,170,000	$1,167,075	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	750,000	656,250
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,004,575	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,800,000	2,436,000
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	790,000	753,463	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,515,000	1,420,494	(a)
Windstream Services LLC/Windstream
Finance Corp., Secured Notes	10.500%	6/30/24	13,170,000	10,075,050	(a)

Total Diversified Telecommunication Services				19,512,907

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,883,000	1,834,419	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,875,000	1,853,906	(a)

Total Entertainment				3,688,325

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	940,000	959,975
Match Group Inc., Senior Notes	5.000%	12/15/27	135,000	124,537	(a)

Total Interactive Media & Services				1,084,512

Media - 11.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,559,000	4,194,280	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	14,503,000	13,705,335	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	12,355,000	11,289,381	(a)
Altice Luxembourg SA, Senior Notes	7.625%	2/15/25	2,730,000	2,050,913	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,170,000	1,149,525	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,101,482	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	14,609,000	13,476,802	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	10,620,000	8,588,925
DISH DBS Corp., Senior Notes	7.750%	7/1/26	9,466,000	7,856,780
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	290,000	261,000	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,545,000	2,454,016	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	3,220,000	$2,962,400	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	3,830,000	3,551,751	(a)

Total Media				74,642,590

Wireless Telecommunication Services - 5.3%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	665,000	717,369	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,130,000	2,161,950	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,899,000	2,138,749	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,620,000	2,416,111	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,690,000	3,496,275
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,120,000	6,471,900
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,820,000	1,867,866
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,288,375
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,872,800
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	370,350
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,087,808
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	910,000	930,475
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	1,667,042	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	1,024,196	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	3,170,000	3,432,007	(a)

Total Wireless Telecommunication Services				34,943,273

TOTAL COMMUNICATION SERVICES				133,871,607

CONSUMER DISCRETIONARY - 8.0%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,569,000	4,288,130	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	717,000	655,159
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	500,000	451,250
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,023,000	2,716,921
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,730,000	1,626,200	(a)

Total Auto Components				9,737,660

Diversified Consumer Services - 2.0%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	5,907,000	5,818,395	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000	3,049,905	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,943,000	$2,008,576	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,142,875

Total Diversified Consumer Services				13,019,751

Hotels, Restaurants & Leisure - 2.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,750,000	2,536,875	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Notes (14.000% PIK)	14.000%	2/9/23	2,360,287	2,360,287	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,540,000	1,545,775
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	490,000	485,100	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000	1,527,444	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,190,000	3,158,100	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	821,000	767,635	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	4,590,000	4,257,225	(a)

Total Hotels, Restaurants & Leisure				16,638,441

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	3,700,000	3,390,125

Specialty Retail - 1.3%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,030,000	1,976,712
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	5,360,000	4,891,000	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,900,000	1,755,125

Total Specialty Retail				8,622,837

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	856,000	775,750	(a)

TOTAL CONSUMER DISCRETIONARY				52,184,564

CONSUMER STAPLES - 1.7%
Food Products - 1.0%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,400,000	1,351,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	720,000	678,600	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,000,000	4,550,000	(a)

Total Food Products				6,579,600

Household Products - 0.7%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	400,000	401,000
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	940,000	954,100

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - (continued)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	810,000	$783,675
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,680,000	2,558,596

Total Household Products				4,697,371

TOTAL CONSUMER STAPLES				11,276,971

ENERGY - 15.9%
Energy Equipment & Services - 1.0%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,320,000	1,914,000	(a)
Pride International LLC, Senior Notes	7.875%	8/15/40	1,000,000	745,000
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	1,010,000	972,125	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	2,090,000	2,087,387	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	970,000	649,900

Total Energy Equipment & Services				6,368,412

Oil, Gas & Consumable Fuels - 14.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	650,000	673,563
Berry Petroleum Co. Escrow	—	—	1,230,000	0	*(c)(d)(f)
Berry Petroleum Co. Escrow	—	—	3,484,000	0	*(c)(d)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,840,000	1,784,800	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	425,000	397,375	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	810,000	807,975
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,200,000	5,070,000
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,655,000	1,522,600
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	600,000	520,500
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	1,510,000	1,340,125
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	730,000	616,850
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,640,000	2,344,617
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,500,000	1,513,125
Ecopetrol SA, Senior Notes	7.375%	9/18/43	1,900,000	2,099,500
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	1,320,000	1,293,600
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	680,000	586,500
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	1,420,000	1,224,750
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	8,301,170

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	$969,625	(a)
Magnum Hunter Resources Corp. Escrow	—	—	6,700,000	0	*(d)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	4,200,000	3,984,750	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,450,000	2,352,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	1,000,000	965,000
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	1,740,400	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,730,000	2,716,350
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,420,000	2,241,525
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,650,000	2,501,626
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	12,240,000	11,352,600
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	4,841,600
Range Resources Corp., Senior Notes	5.000%	3/15/23	4,800,000	4,242,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	110,000	90,750
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,080,000	1,225,800	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,197,000	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,250,000	1,073,438	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,170,000	1,143,675	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	8,725,000	7,917,937
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,860,000	4,440,874	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,130,000	1,948,950
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	2,020,000	1,742,250
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	820,000	800,955
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,530,000	1,546,638
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	742,558
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,216,650
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	850,500
YPF SA, Senior Notes	6.950%	7/21/27	2,530,000	2,071,437	(a)

Total Oil, Gas & Consumable Fuels				98,013,938

TOTAL ENERGY				104,382,350

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 11.3%
Banks - 7.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,160,000	$2,189,700	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,990,000	3,363,040	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,400,000	3,529,625
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	1,742,500	(a)(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,468,163	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	988,750
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,270,000	3,212,775
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,750,000	2,492,188	(g)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,810,000	5,366,987	(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,361,563	(a)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,370,000	1,407,675	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,180,000	1,065,516	(g)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,560,000	3,239,600	(g)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	4,380,000	3,976,773	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,530,000	5,076,361	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,390,000	1,362,200	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	1,170,000	1,164,150	(g)(h)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	620,000	679,300

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	$2,324,150	(g)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000	1,265,750	(g)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	1,809,872	(a)

Total Banks				50,086,638

Capital Markets - 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year Swap Rate + 4.332%)	7.250%	9/12/25	1,870,000	1,768,740	(a)(g)(h)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,680,000	1,671,600
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,126,584

Total Capital Markets				5,566,924

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	1,744,000	1,809,400
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	907,200
Navient Corp., Senior Notes	6.750%	6/15/26	900,000	749,250

Total Consumer Finance				3,465,850

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	650,000	654,820
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	560,000	562,395
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	2,800,000	1,498,000	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	3,663,000	3,635,527	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	533,781
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	250,000	252,235
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,675,000	3,955,292
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	170,000	189,125
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	600,000	628,984

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	450,000	$435,375	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,596,000	1,615,950	(a)

Total Diversified Financial Services				13,961,484

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,148,875	(a)

TOTAL FINANCIALS				74,229,771

HEALTH CARE - 8.0%
Health Care Providers & Services - 4.7%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,810,000	1,538,500	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	2,575,000	2,697,312	(c)(d)(i)
Centene Corp., Senior Notes	5.625%	2/15/21	1,160,000	1,165,800
Centene Corp., Senior Notes	6.125%	2/15/24	710,000	728,638
Centene Corp., Senior Notes	4.750%	1/15/25	3,600,000	3,447,000
DaVita Inc., Senior Notes	5.125%	7/15/24	3,020,000	2,838,800
DaVita Inc., Senior Notes	5.000%	5/1/25	2,480,000	2,259,900
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	523,075
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	6,108,375
HCA Inc., Senior Secured Notes	5.250%	6/15/26	4,870,000	4,845,650
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	1,560,000	1,581,450	(a)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	3,500,000	3,272,500

Total Health Care Providers & Services				31,007,000

Pharmaceuticals - 3.3%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	1,330,000	1,235,238	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	7,140,000	6,247,500	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,197,250	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	708,750	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	470,000	359,550	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	130,000	123,252

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	4,690,000	$4,151,421
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	7,200,000	6,622,337

Total Pharmaceuticals				21,645,298

TOTAL HEALTH CARE				52,652,298

INDUSTRIALS - 5.1%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	776,000	772,120	(a)

Airlines - 0.1%
Delta Air Lines Inc., Pass-Through Certificates Trust	8.021%	8/10/22	484,088	527,341

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	4,650,000	4,080,375	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	3,286,000	2,772,562	(a)

Total Building Products				6,852,937

Commercial Services & Supplies - 2.1%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	1,420,000	1,249,600	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,500,000	7,406,250
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	320,000	297,600
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,155,000	4,536,400

Total Commercial Services & Supplies				13,489,850

Electrical Equipment - 0.1%
Resideo Funding Inc., Senior Notes	6.125%	11/1/26	500,000	493,750	(a)

Machinery - 0.8%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	1,240,000	1,195,050	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	2,105,000	1,883,975	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,410,000	1,364,175	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	587,000	560,585

Total Machinery				5,003,785

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,850,000	2,151,750	(a)

Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	3,345,000	2,951,963	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,160,000	$1,015,000	(a)

TOTAL INDUSTRIALS				33,258,496

INFORMATION TECHNOLOGY - 1.6%
Software - 0.3%
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,110,000	1,115,883
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,886,307	131,476	(a)(e)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	1,140,000	1,118,625	(a)

Total Software				2,365,984

Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000	753,519	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,282,240
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	594,969
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	340,037
Western Digital Corp., Senior Notes	4.750%	2/15/26	6,219,000	5,418,304

Total Technology Hardware, Storage & Peripherals				8,389,069

TOTAL INFORMATION TECHNOLOGY				10,755,053

MATERIALS - 9.1%
Chemicals - 0.0%
Valvoline Inc., Senior Notes	5.500%	7/15/24	30,000	29,400

Containers & Packaging - 2.3%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	258,436	219,671	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000	1,672,087	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	6,185,000	5,724,960	(a)
Berry Global Inc., Secured Notes	4.500%	2/15/26	2,760,000	2,532,300	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	5,070,000	5,044,650

Total Containers & Packaging				15,193,668

Metals & Mining - 5.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	950,000	969,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,970,000	2,019,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,390,000	1,334,400	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	2,960,000	3,124,568
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	7,390,000	7,108,256	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,400

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	780,000	$761,475
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	521,812
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,050,000	2,121,750
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	677,075
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	3,720,000	3,445,650
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,430,000	1,133,275
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,660,000	4,336,975
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	950,000	942,875	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	1,420,000	1,395,150	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,265,466	8,583	*(a)(j)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	810,000	802,143	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,140,000	2,297,825	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	1,050,000	1,000,125
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	2,664,520
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	1,740,000

Total Metals & Mining				38,434,107

Paper & Forest Products - 0.9%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,520,000	1,493,400
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,240,000	3,240,000	(a)
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	1,420,000	1,338,350	(a)

Total Paper & Forest Products				6,071,750

TOTAL MATERIALS				59,728,925

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	88,200
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,360,000	1,307,300
CoreCivic Inc., Senior Notes	4.625%	5/1/23	170,000	157,888
CoreCivic Inc., Senior Notes	4.750%	10/15/27	400,000	332,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	820,000	844,600
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,990,000	1,885,525
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,350,000	1,237,781

Total Equity Real Estate Investment Trusts (REITs)				5,853,794

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.3%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	1,830,000	$1,633,275	(a)

TOTAL REAL ESTATE				7,487,069

UTILITIES - 0.9%
Electric Utilities - 0.4%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,710,000	1,544,472	(b)
Red Oak Power LLC, Senior Secured Notes	9.200%	11/30/29	540,000	676,350

Total Electric Utilities				2,220,822

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000	3,337,500

TOTAL UTILITIES				5,558,322

TOTAL CORPORATE BONDS & NOTES (Cost - $540,471,649)				545,385,426

SENIOR LOANS - 6.4%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.522%	1/7/19	1,216,917	1,230,000	(d)(h)(k)(l)
Charter Communications Operating LLC, Term B Loan (1 mo. LIBOR + 2.000%)	4.530%	4/30/25	2,950,369	2,836,780	(h)(k)(l)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	4.313%	3/14/25	714,600	695,842	(h)(k)(l)

TOTAL COMMUNICATION SERVICES				4,762,622

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.0%
Aramark Services Inc., Term Loan B3 (1 mo. LIBOR + 1.750%)	4.272%	3/11/25	5,161,876	5,011,278	(h)(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	4.256%	10/25/23	1,659,743	1,601,652	(h)(k)(l)

Total Hotels, Restaurants & Leisure				6,612,930

Specialty Retail - 1.8%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.380%	3/11/22	13,754,845	10,900,714	(h)(k)(l)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.780%	7/5/24	1,056,576	1,009,031	(d)(h)(k)(l)

Total Specialty Retail				11,909,745

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. LIBOR + 5.500%)	8.300%	10/30/20	435,695	346,377	(h)(k)(l)

TOTAL CONSUMER DISCRETIONARY				18,869,052

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. LIBOR + 2.500%)	5.116%	3/17/25	1,483,928		$1,461,670	(h)(k)(l)

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.470%	1/15/25	4,079,746		3,937,881	(h)(k)(l)

Professional Services - 0.5%
TransUnion LLC, 2017 Replacement Term Loan B3 (1 mo. LIBOR + 2.000%)	4.522%	4/9/23	2,871,883		2,773,521	(h)(k)(l)

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.682%	1/2/25	1,481,269		1,412,760	(h)(k)(l)

TOTAL INDUSTRIALS					8,124,162

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., 2024 Term Loan A (1 mo. LIBOR + 2.000%)	4.504%	4/26/24	1,845,862		1,768,566	(h)(k)(l)

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.387%	10/1/22	2,256,802		2,201,793	(h)(k)(l)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. LIBOR + 2.750%)	5.272%	2/5/23	989,899		947,828	(h)(k)(l)

TOTAL MATERIALS					3,149,621

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	4.272%	1/2/26	2,977,500		2,821,181	(h)(k)(l)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.455%	2/7/23	677,507		677,507	(d)(e)(h)(k)(l)

TOTAL SENIOR LOANS (Cost - $44,466,720)					41,634,381

SOVEREIGN BONDS - 4.6%
Argentina - 1.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	59.031%	6/21/20	89,190,000	ARS	2,534,386	(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government
International Bond, Senior Notes	5.875%	1/11/28	5,250,000		$3,793,125
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,000,000		832,500	(a)

Total Argentina					7,160,011

Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	844,000	BRL	227,777
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	20,900,000	BRL	5,649,611

Total Brazil					5,877,388

Ecuador - 0.8%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	680,000		689,350	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	4,980,000		4,550,475	(a)

Total Ecuador					5,239,825

Mexico - 0.2%
Mexican Bonos, Bonds	6.500%	6/9/22	34,040,000	MXN	1,627,331

Russia - 1.0%
Russian Federal Bond-OFZ, Bonds	7.750%	9/16/26	450,640,000	RUB	6,218,735

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,250,000		996,274	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	89,410,000	UYU	2,732,432	(b)

TOTAL SOVEREIGN BONDS (Cost - $31,642,210)					29,851,996

			SHARES
COMMON STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			133,649		1,681,304	*(c)(d)

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc. (Escrow)			87,452		79,297	*(c)(d)
KCAD Holdings I Ltd.			427,421,041		961,270	*(c)(d)

Total Energy Equipment & Services					1,040,567

Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co.			391,651		3,390,609	*(c)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY			SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Blue Ridge Mountain Resources Inc.			345,384	$1,381,536	*(c)(d)
MWO Holdings LLC			848	0	*(c)(d)(f)

Total Oil, Gas & Consumable Fuels				4,772,145

TOTAL ENERGY				5,812,712

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			86,802	97	*(c)(d)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			46,332	1,065,636	*

TOTAL COMMON STOCKS (Cost - $21,873,635)				8,559,749

	RATE	MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Notes	2.500%	3/31/23	1,250,000	1,250,415
U.S. Treasury Notes	1.625%	5/31/23	3,000,000	2,891,016
U.S. Treasury Notes	2.750%	8/31/23	1,120,000	1,132,753
U.S. Treasury Notes	2.125%	3/31/24	2,100,000	2,059,107

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,195,220)				7,333,291

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	910,000	832,224

Media - 0.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	3,365,000	2,691,717
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,300,000	1,053,021

Total Media				3,744,738

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,863,666)				4,576,962

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.401%		130,709	3,313,473	(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	SHARES	VALUE
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%	41,662,564	$33,247	(c)(d)(e)

TOTAL PREFERRED STOCKS (Cost - $6,440,365)			3,346,720

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $656,953,465)			640,688,525

SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,520,338)	2.471%	2,520,338	2,520,338

TOTAL INVESTMENTS - 98.2% (Cost - $659,473,803)			643,208,863
Other Assets in Excess of Liabilities - 1.8%			11,956,459

TOTAL NET ASSETS - 100.0%			$655,165,322

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Value is less than $1.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Restricted security (Note 2).

(j)	The maturity principal is currently in default as of December 31, 2018.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,744,329	BRL	14,180,000	Barclays Bank PLC	1/18/19	$90,010
USD	23,315	EUR	20,000	Citibank N.A	1/18/19	364
USD	35,192	EUR	30,123	Citibank N.A	1/18/19	626

Total						$91,000

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$49,824,277	$2,360,287	$52,184,564
Health Care	—	49,954,986	2,697,312	52,652,298
Other Corporate Bonds &
Notes	—	440,548,564	—	440,548,564
Senior Loans:
Communication Services	—	3,532,622	1,230,000	4,762,622
Consumer Discretionary	—	17,860,021	1,009,031	18,869,052
Utilities	—	—	677,507	677,507
Other Senior Loans	—	17,325,200	—	17,325,200
Sovereign Bonds	—	29,851,996	—	29,851,996
Common Stocks:
Consumer Discretionary	—	—	1,681,304	1,681,304
Energy	—	3,390,609	2,422,103	5,812,712
Industrials	—	—	97	97
Utilities	—	1,065,636	—	1,065,636
U.S. Government & Agency Obligations	—	7,333,291	—	7,333,291
Convertible Bonds & Notes	—	4,576,962	—	4,576,962
Preferred Stocks:
Financials	$3,313,473	—	—	3,313,473
Industrials	—	—	33,247	33,247

Total Long-Term Investments	3,313,473	625,264,164	12,110,888	640,688,525

Short-Term Investments†	2,520,338	—	—	2,520,338

Total Investments	$5,833,811	$625,264,164	$12,110,888	$643,208,863

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$91,000	—	$91,000

Total	$5,833,811	$625,355,164	$12,110,888	$643,299,863

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2018		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$2,278,759		—	—	—	$81,528
Energy	0	*	—	—	—	—
Health Care	2,697,312		$1,164	—	$(1,164)	—
Industrials	531,819		(225)	—	(4,253)	—
Senior Loans:
Communication Services	1,208,475		23,831	—	(2,306)	—
Consumer Discretionary	1,054,004		(49)	—	(42,249)	—
Utilities	696,668		(8,339)	$(6,255)	9,408	12,471
Common Stocks:
Consumer Discretionary	3,108,676		—	—	(1,427,372)	—
Energy	3,561,282		—	2	(1,029,805)	—
Industrials	317,695		—	(86,162)	(231,386)	—
Utilities	1,117,759		—	—	(52,123)	—
Preferred Stocks:
Industrials	416,626		—	—	(383,379)	—

Total	$16,989,075		$16,382	$(92,415)	$(3,164,629)	$93,999

Investments in Securities (cont’d)	Sales		Transfers into Level 3	Transfers out of Level 3[3]	Balance as of December 31, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2018[2]
Corporate Bonds & Notes:
Consumer Discretionary	—		—	—	$2,360,287	—
Energy	—		—	—	0 *	—
Health Care	—		—	—	2,697,312	$(1,164)
Industrials	—		—	$(527,341)	—	—
Senior Loans:
Communication Services	—		—	—	1,230,000	(2,306)

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of December 31, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2018[2]
Consumer Discretionary	$(2,675)	—	—	$1,009,031	$(42,249)
Utilities	(26,446)	—	—	677,507	9,408
Common Stocks:
Consumer Discretionary	—	—	—	1,681,304	(1,427,371)
Energy	(109,376)	—	—	2,422,103	(1,029,805)
Industrials	(50)	—	—	97	(317,599)
Utilities	—	—	$(1,065,636)	—	—
Preferred Stocks:
Industrials	—	—	—	33,247	(383,379)

Total	$(138,547)	—	$(1,592,977)	$12,110,888	$(3,194,465)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

SECURITY	NUMBER OF SHARES/FACE AMOUNT	ACQUISITION DATE	COST	VALUE AT 12/31/2018		VALUE PER UNIT	PERCENT OF NET ASSETS
Berry Petroleum Co., Common Stock	391,651	2/17,3/17,4/18,9/18	$4,309,380	$3,390,609	(a)	$8.66	0.52%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$2,575,000	6/17	2,555,861	2,697,312	(a)	$104.75	0.41

			$6,865,241	$6,087,921			0.93%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019